CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares	Share premium	Equity-settled employee benefits reserve	Foreign currency translation reserve	Change in value of available-for-sale financial assets	Convertible bonds equity reserve	Defined benefit plan reserve	Cash flow hedges	Share of other comprehensive income of joint ventures accounted for using equity method	Others	Accumulated deficit	Attributable to owner of the Company	Perpetual subordinated convertible securities	Non-controlling interest	Total
Balance at beginning of year at Dec. 31, 2015	$ 16,830	$ 4,903,861	$ 70,459	$ (3,956)	$ 447	$ 29,564				$ 130	$ (1,287,479)	$ 3,729,856		$ 460,399	$ 4,190,255
Profit for the year											376,630	376,630		(60,196)	316,434
Other comprehensive income (losses) for the year				(18,131)	798		$ 1,520	$ (34,627)		1		(50,439)		(891)	(51,330)
Total comprehensive income (loss) for the year				(18,131)	798		1,520	(34,627)		1	376,630	326,191		(61,087)	265,104
Exercise of stock options	140	36,064	(18,594)									17,610			17,610
Share-based compensation			13,838									13,838		372	14,210
Capital contribution from non-controlling interests														831,254	831,254
Conversion options exercised - Equity component	42	11,023				(821)						10,244			10,244
Recognition of equity component of convertible bonds						52,935						52,935			52,935
Business combination														21,615	21,615
Subtotal	182	47,087	(4,756)			52,114						94,627		853,241	947,868
Balance at end of year at Dec. 31, 2016	17,012	4,950,948	65,703	(22,087)	1,245	81,678	1,520	(34,627)		131	(910,849)	4,150,674		1,252,553	5,403,227
Profit for the year											179,679	179,679		(53,256)	126,423
Other comprehensive income (losses) for the year				21,590	(2,356)		(436)	35,143	$ 17,646	(131)		71,456		1,598	73,054
Total comprehensive income (loss) for the year				21,590	(2,356)		(436)	35,143	17,646	(131)	179,679	251,135		(51,658)	199,477
Issuance of ordinary shares	966	325,174										326,140			326,140
Exercise of stock options	130	35,178	(18,220)									17,088		17	17,105
Share-based compensation			17,495									17,495		719	18,214
Capital contribution from non-controlling interests														294,000	294,000
Conversion options exercised - Equity component	1,556	427,168				(29,625)						399,099			399,099
Perpetual subordinated convertible securities													$ 64,073		64,073
Share premium reduction		(910,849)									910,849
Gain on transfer of business operation											7,329	7,329		(7,329)
Adoption on IFRS 9					1,111				(17,646)		16,535
Subtotal	2,652	(123,329)	(725)			(29,625)					918,178	767,151	64,073	287,407	1,118,631
Balance at end of year at Dec. 31, 2017	19,664	4,827,619	64,978	(497)	$ (1,111)	52,053	1,084	516	$ 17,646		187,008	5,168,960	64,073	1,488,302	6,721,335
Restated total equity at January 1, 2018	19,664	4,827,619	64,978	(497)		52,053	1,084	516			203,543	5,168,960	64,073	1,488,302	6,721,335
Profit for the year											134,055	134,055		(56,844)	77,211
Other comprehensive income (losses) for the year				(36,138)			129	35,931				(78)		219	141
Total comprehensive income (loss) for the year				(36,138)			129	35,931			134,055	133,977		(56,625)	77,352
Issuance of ordinary shares	474	160,404										160,878			160,878
Exercise of stock options	97	25,121	(17,211)									8,007		69	8,076
Share-based compensation			10,912									10,912		749	11,661
Capital contribution from non-controlling interests														1,488,900	1,488,900
Deconsolidation of subsidiaries due to loss of control				(1,774)								(1,774)		(15,629)	(17,403)
Perpetual subordinated convertible securities													499,775		499,775
Cancellation of treasury stock	(76)	(19,981)										(20,057)			(20,057)
Distribution to perpetual subordinated convertible securities											(6,300)	(6,300)			(6,300)
Share of other capital reserve of associates accounted for using equity method										(637)		(637)			(637)
Subtotal	495	165,544	(6,299)	(1,774)						(637)	(6,300)	151,029	499,775	1,474,089	2,124,893
Balance at end of year at Dec. 31, 2018	$ 20,159	$ 4,993,163	$ 58,679	$ (38,409)		$ 52,053	$ 1,213	$ 36,447		$ (637)	$ 331,298	$ 5,453,966	$ 563,848	$ 2,905,766	$ 8,923,580